INSURANCE CONTRACTS - Movement in Unearned Premium Reserve (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Insurance Contracts [Abstract]
Unearned premiums reserve, beginning of year	$ 2,228	$ 1,889
Premiums written during the year	636	967
Premiums earned during the year	(666)	(639)
Foreign currency translation	(149)	11
Unearned premiums reserve, end of year	$ 2,049	$ 2,228